UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer             New York, NY             11/11/04
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    26
                                                -------------

Form 13F Information Table Value Total:              $439,591
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                     Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
-------------------          --------------- --------   -------- ---------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ADVANCED MEDICAL OPTICS INC    COM           00763M108   12647    319600 SH           SOLE   X         X
ANDRX CORP DEL                 ANDRX GROUP   034553107    2236    100000 SH           SOLE   X         X
ASHLAND INC                    COM           044204105   17385    310000 SH           SOLE   X         X
BOWNE & CO INC                 COM           103043105    6829    525700 SH           SOLE   X         X
CANADIAN NAT RES LTD           COM           136385101   32083    805500 SH           SOLE   X         X
COMPASS MINERALS INTL INC      COM           20451N101    3330    150000 SH           SOLE   X         X
CRYOLIFE INC                   COM           228903100    4556    627600 SH           SOLE   X         X
DENBURY RES INC                COM NEW       247916208   12497    492000 SH           SOLE   X         X
DEVON ENERGY CORP NEW          COM           25179M103   12427    175000 SH           SOLE   X         X
DONNELLEY R R & SONS CO        COM           257867101   13211    421799 SH           SOLE   X         X
DUN & BRADSTREET CORP DEL NE   COM           26483E100    1528     26032 SH           SOLE   X         X
FLAMEL TECHNOLOGIES SA         SPONSORED ADR 338488109   23645   1611770 SH           SOLE   X         X
GAYLORD ENTMT CO NEW           COM           367905106   19613    632666 SH           SOLE   X         X
GEN-PROBE INC NEW              COM           36866T103   39874   1000100 SH           SOLE   X         X
MAGELLAN HEALTH SVCS INC       COM NEW       559079207   26330    720190 SH           SOLE   X         X
NOVEN PHARMACEUTICALS INC      COM           670009109   17276    829000 SH           SOLE   X         X
OCA INC                        COM           67083Q101     711    150000 SH           SOLE   X         X
OMI CORP NEW                   COM           Y6476W104   20345   1270000 SH           SOLE   X         X
PRECISION DRILLING CORP        COM           74022D100   26738    465000 SH           SOLE   X         X
R H DONNELLEY CORP             COM NEW       74955W307   10874    220300 SH           SOLE   X         X
SHIRE PHARMACEUTICALS GRP PL   COM           82481R106   28994   1012000 SH           SOLE   X         X
TEEKAY SHIPPING MARSHALL ISL   COM           Y8564W103   11798    273800 SH           SOLE   X         X
TESCO CORP                     COM           88157K101   21522   1996500 SH           SOLE   X         X
TYCO INTL LTD NEW              COM           902124106   31273   1020000 SH           SOLE   X         X
VALEANT PHARMACEUTICALS INTL   COM           91911X104   14897    617600 SH           SOLE   X         X
WYNN RESORTS LTD               COM           983134107   26972    521800 SH           SOLE   X         X

26 TOTAL DATA RECORDS                                   439591


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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